Investments in Associates (Details) - Schedule of movement on investments in associates - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of movement on investments in associates [Abstract]
Opening balance	$ 11,583	$ 13,062
Share of associated companies’ financial results	35	(79)
Investment properties’ fair value adjustment	(1,091)	(1,902)
Foreign exchange gain arising from revaluation of associated companies	1,314
Reversal of provision for contingent liabilities		502
Share of profit (loss) from associates	258	(1,479)
Ending balance	$ 11,841	$ 11,583